Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

12. SHARE-BASED COMPENSATION

Share incentive plan

Share options

In 2015, the Group adopted the 2015 Share Incentive Plan (the “2015 Plan”) and, in 2016, the Group adopted the 2016 Share Incentive Plan (the “2016 Plan”), which permits the grant of three types of awards: options, restricted shares and restricted share units. Persons eligible to participate in the 2015 Plan and 2016 Plan (collectively, the “Plans”) includes employees, consultants and directors of the Group or any of affiliates, which include the Group’s parent company, subsidiaries and the Group. Under the 2015 plan, ordinary shares available for issuance were 15,094,700. Under the 2016 Plan, 16,771,900 ordinary shares were reserved for issuance. According to the resolutions of the board of directors in 2017, the Group reserved an additional 35,867,400 ordinary shares for the Plans. According to the resolutions of the board of directors in 2018, the Group reserved additional 3,518,000 ordinary shares for the Plans.

During the years ended December 31, 2023, 2024 and 2025, the Group did not grant or issue any shares.

The activity in share options is set out below:

	Number of	Weighted Average Exercise	Weighted Average Grant-date
	Options	Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2023	8,263,019	17.83	28.39
Granted	—	—	—
Exercised	—	—	—
Forfeited	(54,800)	24.11	44.75
Outstanding as of December 31, 2024	8,208,219	17.73	28.28
Granted	—	—	—
Exercised	—	—	—
Forfeited	(8,700)	24.09	41.65
Outstanding as of December 31, 2025	8,199,519	17.72	28.26
Vested and expected to vest as of December 31, 2025	8,199,519	17.72	28.26

The following table summarizes information with respect to share options outstanding as of December 31, 2025:

	Options Outstanding		Options Exercisable
	Number	Weighted Average Remaining Contractual	Number	Weighted Average Remaining Contractual
Exercise Price	Outstanding	Life	Outstanding	Life
RMB
0.00	33,000	0.50	33,000	0.50
0.06	442,521	0.36	442,521	0.36
6.74	500,000	1.22	350,000	1.22
7.78	466,000	0.50	466,000	0.50
14.32	178,900	0.50	178,900	0.50
14.72	2,433,000	0.50	2,433,000	0.50
24.06	599,700	0.50	599,700	0.50
24.11	3,546,398	0.47	3,546,398	0.47
	8,199,519	0.52	8,049,519	0.51

A summary of share-based compensation recognized related to share options granted and ordinary shares issued is as follows:

	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
	RMB	RMB	RMB
General and administrative expenses (i)	(72,133)	(959)	54

(i)	In compliance with ASC 718 Compensation – Stock Compensation, the Company recognized RMB54 SBC expenses in the year ended December 31, 2025, including the reversal of RMB320.

As of December 31, 2023, 2024 and 2025, unrecognized compensation cost related to unvested option awards granted to employees of the Group was RMB6,895, RMB505 and RMB71, respectively. As of December 31, 2025, such cost was expected to be recognized over a weighted average period of 0.2 years.